Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk [Abstract]
Amounts Of Off-Balance Sheet Financial Instruments With Credit Risk

December 31 (In thousands)	2011	2010
Loan commitments	$809,140	$716,598
Standby letters of credit	18,772	24,462